Leases - Other lease disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating cash flows from finance leases	$ 5,598	$ 6,551
Operating cash flows from operating leases	2,381	1,410
Financing cash flows from finance leases	9,351	8,398
Right-of-use assets obtained in exchange for new operating lease liabilities	2,951	4,503
Finance Leases
2025	14,949
2026	14,949
2027	14,949
2028	3,052
2029	3,052
Thereafter	4,579
Total lease payments	55,530
Less: imputed interest	(11,944)
Total finance lease liabilities	43,586	52,937
Operating Leases
2025	2,388
2026	2,096
2027	1,819
2028	1,709
2029	263
Thereafter	723
Total lease payments	8,998
Less: imputed interest	(1,329)
Total operating lease liabilities	7,669	6,681
Total
2025	17,337
2026	17,045
2027	16,768
2028	4,761
2029	3,315
Thereafter	5,302
Total lease payments	64,528
Less: imputed interest	(13,273)
Present value of lease liabilities	51,255
Lessor Disclosure [Abstract]
Lease income	$ 5,561	$ 6,776
Operating Lease Income Comprehensive Income Extensible List Not Disclosed Flag	Lease income	Lease income